                     OPPENHEIMER TOTAL RETURN FUND, INC.

                     Supplement dated July 9, 2003 to the
                      Prospectus dated February 25, 2003

The Prospectus is changed as follows:

      The supplement dated July 3, 2003 is hereby rescinded.

July 9, 2003

                      OPPENHEIMER TOTAL RETURN FUND, INC.

                     Supplement dated July 9, 2003 to the
      to the Statement of Additional Information dated February 25, 2003

The Statement of Additional Information is changed as follows:

      The supplement dated July 3, 2003 is hereby rescinded.

July 9, 2003